FINANCE EXPENSES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Cost [Abstract]
Lease liabilities and lease related obligations	$ 2,012	$ 1,709